Share-based Payment Arrangement - CHTSC's Summary of Compensation Costs for Stock Options (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs	$ 19.0	$ 0	$ 8.0	$ 2.0
CHT Security Co., Ltd. (CHTSC) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs	8.4		5.7	0.2
CHT Security Co., Ltd. (CHTSC) [Member] | Granted on December 20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs	2.9		5.7	0.2
CHT Security Co., Ltd. (CHTSC) [Member] | Granted on February 20, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs	$ 5.5		$ 0.0	$ 0.0